UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21053

Name of Fund: BlackRock Virginia Municipal Bond Trust (BHV)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Virginia Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2011

Date of reporting period: 11/30/2010

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2010 (Unaudited)

BlackRock Virginia Municipal Bond Trust (BHV)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Virginia — 110.5%
Corporate — 11.9%
Chesterfield County EDA, RB, Virginia
Electric Power Co. Project, Series A,
AMT, 5.60%, 11/01/31	$ 500	$ 486,470
Isle Wight County IDA Virginia, RB,
Series A, AMT, 5.70%, 11/01/27	1,300	1,275,066
Louisa IDA, Refunding RB, Virginia
Electric & Power Co. Project, Series A,
Mandatory Put Bonds, 5.38%,
11/01/35 (a)	1,000	1,085,680
		2,847,216
County/City/Special District/
School District — 19.9%
Celebrate North Community
Development Authority, Special
Assessment Bonds, Celebrate Virginia
North Project, Series B, 6.75%,
3/01/34	1,465	1,039,403
City of Portsmouth Virginia, GO,
Refunding, Series D, 5.00%,
7/15/34 (b)	500	513,820
County of Prince William Virginia, RB,
5.00%, 6/01/12 (c)	500	533,355
Dulles Town Center Community
Development Authority, Special
Assessment Bonds, Dulles Town
Center Project, 6.25%, 3/01/26	935	871,429
Fairfax County Redevelopment &
Housing Authority, RB, Fairfax
Redevelopment & Housing, 5.00%,
10/01/39	1,500	1,552,995
White Oak Village Shops Community
Development Authority, Special
Assessment Bonds, Special
Assessment, 5.30%, 3/01/17	234	236,710
		4,747,712
Education — 7.1%
Virginia College Building Authority,
Refunding RB, Washington & Lee
University Project (NPFGC):
5.25%, 1/01/26	500	574,465
5.25%, 1/01/31	1,000	1,127,090
		1,701,555
Health — 20.4%
Danville IDA Virginia, Refunding RB,
Danville Regional Medical Center
(AMBAC), 5.25%, 10/01/28 (d)	1,000	1,152,580

	Par
Municipal Bonds	(000)	Value
Virginia (continued)
Health (concluded)
Fairfax County EDA, Refunding RB,
Goodwin House Inc., 5.00%,
10/01/27	$ 1,000	$ 962,480
Henrico County EDA, Refunding RB, Bon
Secours, Series A, 5.60%, 11/15/30	1,440	1,451,088
Peninsula Ports Authority, Refunding
RB, Virginia Baptist Homes, Series C,
5.40%, 12/01/33	250	167,815
Roanoke Economic Development
Authority, Refunding RB, Carilion
Health System, Series B (AGM),
5.00%, 7/01/38	500	487,560
Winchester IDA Virginia, RB, Valley
Health System Obligation, Series E,
5.63%, 1/01/44	650	659,874
		4,881,397
Housing — 6.4%
Virginia HDA, RB, Rental Housing,:
Series B, 5.63%, 6/01/39	1,000	1,047,940
Series D, 4.60%, 9/01/40	500	476,755
		1,524,695
State — 8.3%
Virginia College Building Authority, RB,
Public Higher Education Financing
Program, Series A, 5.00%, 9/01/33	1,000	1,039,650
Virginia Public School Authority, RB,
School Financing:
6.50%, 12/01/35	360	404,593
1997 Resolution, Series B, 5.25%,
8/01/33	500	527,715
		1,971,958
Transportation — 14.1%
City of Norfolk Virginia, Refunding RB,
Series B (AMBAC), 5.50%, 2/01/31	550	529,216
Norfolk Airport Authority Virginia, RB,
Series A (NPFGC), 5.13%, 7/01/31	1,500	1,501,950
Richmond Metropolitan Authority
Virginia, Refunding RB (NPFGC),
5.25%, 7/15/22	500	538,565
Virginia Port Authority, Refunding RB:
5.00%, 7/01/40	290	293,622
AMT (AGM), 5.00%, 7/01/24	500	511,215
		3,374,568
Utilities — 22.4%
County of Spotsylvania Virginia, RB
(AGM), 5.00%, 6/01/37	855	875,477

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.	HDA	Housing Development Authority
AMBAC	American Municipal Bond Assurance Corp.	IDA	Industrial Development Authority
AMT	Alternative Minimum Tax (subject to)	NPFGC	National Public Finance Guarantee Corp.
EDA	Economic Development Authority	RB	Revenue Bonds
GO	General Obligation Bonds

BLACKROCK VIRGINIA MUNICIPAL BOND TRUST

NOVEMBER 30, 2010

1

Schedule of Investments(continued)

BlackRock Virginia Municipal Bond Trust (BHV)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Virginia (concluded)
Utilities (concluded)
Fairfax County Water Authority,
Refunding RB, 5.00%, 4/01/27	$ 1,205	$ 1,247,741
Virginia Resources Authority, RB:
Infrastructure, 5.13%, 5/01/27	635	644,360
Senior, Virginia Pooled Financing
Program, Series B, 5.00%,
11/01/33	2,000	2,112,300
State Revolving Fund, 5.00%,
10/01/30	425	456,680
		5,336,558
Total Municipal Bonds in Virginia		26,385,659
District of Columbia — 7.5%
Transportation — 7.5%
Metropolitan Washington Airports
Authority, RB:
First Senior Lien, Series A, 5.00%,
10/01/39	290	291,627
First Senior Lien, Series A, 5.25%,
10/01/44	460	469,416
Series B, 5.00%, 10/01/29	1,000	1,019,250
Total Municipal Bonds in the District of Columbia		1,780,293
Guam — 0.8%
County/City/Special District/
School District — 0.8%
Territory of Guam, RB, Section 30,
Series A, 5.63%, 12/01/29	200	202,464
Total Municipal Bonds in Guam		202,464
Multi-State — 6.9%
Housing — 6.9%
Centerline Equity Issuer Trust, 7.20%,
11/15/52 (e)(f)	1,500	1,647,765
Total Municipal Bonds in Multi-State		1,647,765
Puerto Rico — 4.7%
Tobacco — 4.7%
Children's Trust Fund, Refunding RB,
Asset-Backed, 5.38%, 5/15/33	1,170	1,129,319
Total Municipal Bonds in Puerto Rico		1,129,319
U.S. Virgin Islands — 0.4%
State — 0.4%
Virgin Islands Public Finance Authority,
RB, Senior Lien, Capital Projects,
Series A-1, 5.00%, 10/01/39	100	94,738
Total Municipal Bonds in the U.S. Virgin Islands		94,738
Total Municipal Bonds – 130.8%		31,240,238
Municipal Bonds Transferred to Tender
Option Bond Trusts (g)
Virginia — 30.1%
Education — 8.7%
University of Virginia, Refunding RB,
General, 5.00%, 6/01/40	2,000	2,087,660

Municipal Bonds Transferred to Tender	Par
Option Bond Trusts (g)	(000)	Value
Virginia (concluded)
Health — 8.7%
Fairfax County IDA Virginia, Refunding
RB, Health Care, Inova Health System,
Series A, 5.50%, 5/15/35	$ 999	$ 1,051,721
Virginia Small Business Financing
Authority, Refunding RB, Sentara
Healthcare, 5.00%, 11/01/40	1,000	1,016,059
		2,067,780
Housing — 12.7%
Virginia HDA, RB, Sub-Series H-1
(NPFGC), 5.38%, 7/01/36	3,000	3,037,320
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 30.1%		7,192,760
Total Long-Term Investments
(Cost – $37,462,689) – 160.9%		38,432,998
Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund,
0.15% (h)(i)	800,526	800,526
Total Short-Term Securities
(Cost – $800,526) – 3.4%		800,526
Total Investments
(Cost – $38,263,215*) – 164.3%		39,233,524
Liabilities in Excess of Other Assets – (0.6)%		(151,205)
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (14.8)%		(3,523,147)
Preferred Shares, at Redemption Value – (48.9)%		(11,675,707)
Net Assets Applicable to Common Shares – 100.0%		$ 23,883,465

________________________________________________________________________________________________________________________________________________________________________________________________________________________
* The cost and unrealized appreciation (depreciation) of investments as of
November 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 34,678,129
Gross unrealized appreciation	$ 1,659,833
Gross unrealized depreciation	(624,054)
Net unrealized appreciation	$ 1,035,779

(a) Variable rate security. Rate shown is as of report date.
(b) When-issued security. Unsettled when-issued transactions were as follows:

Unrealized
Counterparty	Value	Appreciation
Wells Fargo Bank	$ 513,8201	$ 15,900

(c) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d) Security is collateralized by Municipal or US Treasury obligations.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated
maturity.

2 BLACKROCK VIRGINIA MUNICIPAL BOND TRUST

NOVEMBER 30, 2010

Schedule of Investments(concluded)

BlackRock Virginia Municipal Bond Trust (BHV)

(g) Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates.
These securities serve as collateral in a financing transaction.
(h) Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment

Company Act of 1940, as amended, were as follows:

	Shares		Shares
	Held at		Held at
	August 31,	Net	November 30,
Affiliate	2010	Activity	2010	Income
FFI Institutional
Tax-Exempt
Fund	164,857	635,669	800,526	$ 128

(i) Represents the current yield as of report date.

•Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Trust's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2010 in determining the fair valuation of the Trust's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term
Investments[1]	—	$ 38,432,998	—	$ 38,432,998
Short-Term
Securities	$ 800,526	—	—	800,526
Total	$ 800,526	$ 38,432,998	—	$ 39,233,524

1 See above Schedule of Investments for values in each sector.

BLACKROCK VIRGINIA MUNICIPAL BOND TRUST

NOVEMBER 30, 2010

3

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) areeffective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Virginia Municipal Bond Trust

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Virginia Municipal Bond Trust

Date: January 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Virginia Municipal Bond Trust

Date: January 26, 2011

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Virginia Municipal Bond Trust

Date: January 26, 2011